Common and Preferred Share Capital - Summary of Outstanding Shares and Dividends Paid (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Disclosure of classes of share capital [line items]
Dividend paid per share	$ 5.32	$ 5.08	$ 4.75
Amount	$ 35,116	$ 31,237	$ 23,673
Non cumulative Series 39 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	16,000,000	16,000,000	16,000,000
Amount	$ 400	$ 400	$ 400
Dividend paid Amount	$ 16	$ 16	$ 16
Dividend paid per share	$ 0.98	$ 0.98	$ 0.98
Non cumulative Series 41 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	12,000,000	12,000,000	12,000,000
Amount	$ 300	$ 300	$ 300
Dividend paid Amount	$ 11	$ 11	$ 11
Dividend paid per share	$ 0.94	$ 0.94	$ 0.94
Non cumulative Series 43 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	12,000,000	12,000,000	12,000,000
Amount	$ 300	$ 300	$ 300
Dividend paid Amount	$ 11	$ 11	$ 11
Dividend paid per share	$ 0.90	$ 0.90	$ 0.90
Non cumulative Series 45 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	32,000,000	32,000,000
Amount	$ 800	$ 800
Dividend paid Amount	$ 35	$ 14
Dividend paid per share	$ 1.10	$ 0.46
Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares	442,823,361	439,329,713	397,055,398
Amount	$ 13,242	$ 12,550	$ 8,025
Dividend paid Amount	$ 2,356	$ 2,121	$ 1,879
Dividend paid per share	$ 5.32	$ 5.08	$ 4.75
Number of shares	442,826,380	439,313,303	397,070,280	397,291,068
Amount	$ 13,243	$ 12,548	$ 8,026	$ 7,813
Preference shares [member]
Disclosure of classes of share capital [line items]
Amount	2,250	1,800	1,000
Dividend paid Amount	89	52	38
Amount	$ 2,250	$ 1,797	$ 1,000	$ 1,000
Non cumulative Series 47 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares	18,000,000
Amount	$ 450
Dividend paid Amount	$ 16
Dividend paid per share	$ 0.88
Treasury shares [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares	3,019	(16,410)	14,882
Amount	$ 1	$ (2)	$ 1
Treasury shares [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares		(116,671)
Amount		$ (3)